Goodwill - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Additions due to acquisitions	¥ 612,239
Goodwill impaired related to reporting unit	¥ 0	¥ 0